Receivables - Reinsurance Recoverable, Credit Quality Indicator (Details) - Reinsurance recoverable - Reinsurer concentration risk	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Ceded Credit Risk [Line Items]
Largest balance due from any one carrier as a % of total shareholders’ equity	0.07	0.08
% due from carriers rated “A-” or higher by major rating agencies
Ceded Credit Risk [Line Items]
Concentration risk, percentage	92.00%	76.00%
% due from all other rated carriers
Ceded Credit Risk [Line Items]
Concentration risk, percentage	8.00%	24.00%
% due from all other carriers with no rating by major rating agencies
Ceded Credit Risk [Line Items]
Concentration risk, percentage	0.00%	0.00%